Stock-Based Compensation - Summary of Option Activity (Details)	9 Months Ended
Sep. 30, 2017 USD ($) $ / shares shares
Number of shares
Balance, beginning of period (in shares) | shares	1,849,359
Granted (in shares) | shares	578,611
Forfeited (in shares) | shares	(18,391)
Balance, end of period (in shares) | shares	2,409,579
Exercisable (in shares) | shares	1,467,463
Weighted‑average exercise price
Beginning of period (usd per share) | $ / shares	$ 5.57
Granted (usd per share) | $ / shares	0.74
Forfeited (usd per share) | $ / shares	5.63
End of period (usd per share) | $ / shares	4.41
Exercisable (usd per share) | $ / shares	$ 5.25
Fair value of options granted
Granted | $	$ 301,743
Weighted average remaining contractual term (in years)
Balance, end of period	8 years 1 month 13 days
Exercisable	7 years 7 months 24 days